Property, Plant and Equipment (Tables)	12 Months Ended
Jun. 30, 2026
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment
	Buildings and improvements	Equipment and facilities	Agricultural vehicles and machinery	Furniture and fixtures	Total in operation	Property, plant and equipment in progress	Sugarcane	Total property, plant and equipment
At June 30, 2024	53	60,754	22,803	3,839	87,449	185	114,496	202,130
Acquisitions	-	13,610	9,602	866	24,078	3,466	51,294	78,838
Merger of subsidiary’s assets	-	14,084	3,889	76	18,049	-	-	18,049
Write-offs	(45)	(5,273)	(6,183)	(31)	(11,532)	-	(20)	(11,552)
Transfers	-	3,627	20	-	3,647	(3,647)	-	-
Transfers between fixed assets x PPI	-	89	62	-	151	-	(129)	22
Depreciation	(8)	(8,072)	(11,131)	(619)	(19,830)	-	(34,795)	(54,625)
Translation effects	-	(51)	(3)	(5)	(59)	-	(134)	(193)
At June 30, 2025	-	78,768	19,059	4,126	101,953	4	130,712	232,669
Acquisitions	5	11,542	4,356	629	16,532	577	45,893	63,002
Write-offs	-	(738)	(1,329)	(109)	(2,176)	-	(1,232)	(3,408)
Transfers	5,703	(5,202)	29	26	556	(556)	-	-
Transfers between fixed assets x PPI	20,323	2,501	-	-	22,824	(25)	282	23,081
Depreciation	(284)	(8,884)	(2,269)	(638)	(12,075)	-	(24,640)	(36,715)
Translation effects	-	(188)	(16)	(24)	(228)	-	(434)	(662)
At June 30, 2026	25,747	77,799	19,830	4,010	127,386	-	150,581	277,967

Total cost	34,555	135,574	42,924	7,808	220,861	-	358,373	579,234
Accumulated depreciation	(8,808)	(57,775)	(23,094)	(3,798)	(93,475)	-	(207,792)	(301,267)
At June 30, 2026	25,747	77,799	19,830	4,010	127,386	-	150,581	277,967

Annual depreciation rates (weighted average) - %	3	7	7	10			20